Earnings per share - Summary Of Diluted Earnings Per Share (Diluted) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Diluted earnings per share [abstract]
Weighted-average number of ordinary shares (basic)	1,449,096,800	1,336,395,650	1,318,551,430
Dilutive ordinary shares through a Mexican Trust	9,937,290	27,843,940	45,688,160
Weighted-average number of ordinary shares (diluted) at December 31	1,459,034,090	1,364,239,590	1,364,239,590
Diluted income per share (US dollars)	$ 0.24	$ 0.45	$ 0.2